Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities
The following table presents the components of other long-term liabilities as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Provision for vacation pay	$42,188	$39,185
Contingent purchase obligation	49,282	30,798
Accrued expenses on evacuation	20,482	28,347
Provision for losses on long-term contracts	3,090	6,858
Derivative financial instruments	54,480	24,545
Accounts payables	41,272	—
Compensated absences	13,056	4,094
Other	24,046	21,783
	$247,896	$155,610